Right of Use Asset and Lease Liability - Schedule of lease disclosures (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities	$ 114	$ 135	$ 229	$ 280
Total cash outflow for leases			1,522	$ 1,397
Lease liabilities [Member]
Disclosure of quantitative information about right-of-use assets [Line Items]
Interest expense on lease liabilities			229		$ 533
Total cash outflow for leases			$ 1,522		$ 2,855